SUPPLEMENT TO FIDELITY'S MICHIGAN MUNICIPAL FUNDS' FEBRUARY 26, 1998
PROSPECTUS
The following information replaces the first and fourth paragraphs, respectively, found in the "Who May Want to Invest" section on page 4. These funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and Michigan income taxes. Each fund's level of risk and potential reward depend on the quality and maturity of its investments. The money market fund is managed to keep its share price stable at $1.00. The bond fund, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk.
Spartan Michigan Municipal Income is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in the "Charter" section on page 12.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Fidelity Michigan Municipal Money Market Fund is a diversified fund of Fidelity Municipal Trust II and Spartan Michigan Municipal Income Fund is a non-diversified fund of Fidelity Municipal Trust. Both trusts are open-end management investment companies. Fidelity Municipal Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity Municipal Trust was organized as a Massachusetts business trust on June 22, 1984. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
   The following information supplements similar information found in the "Investment Principles and Risks" section on page 13.
       FIDELITY'S APPROACH TO MONEY MARKET FUNDS.    Money market
funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The money market fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of insurance.
The following information replaces similar information found in the "Securities and Investment Practices" section on page 19. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets Michigan Municipal Money Market may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other money market funds.
Spartan Michigan Municipal Income is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies. Each fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section beginning on page 20:
The total management fee for Michigan Municipal Money Market for the fiscal year ended December 31, 1997 was 0.39% of its average net assets.
Because of a reimbursement arrangement, the total management fee for Spartan Michigan Municipal Income for the fiscal year ended December 31, 1997 was 0.37% of its average net assets.

SUPPLEMENT TO THE
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MUNICIPAL TRUST II
SPARTAN(registered trademark) MICHIGAN MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
FEBRUARY 26, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2. INVESTMENT LIMITATIONS OF MICHIGAN MUNICIPAL MONEY MARKET FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to the purchase of debt securities or to repurchase agreements).
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-ended management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government body is guaranteeing the security.
For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 9.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN MICHIGAN MUNICIPAL INCOME FUND" ON PAGE 3.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE NON-FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN MICHIGAN MUNICIPAL INCOME FUND" BEGINNING ON PAGE 3.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.
       MONEY MARKET INSURANCE.    The money market fund participates
in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE FIRST PARAGRAPH OF THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 27.

   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION UNDER THE HEADING "MANAGEMENT FEES" BEGINNING ON PAGE 28.
       MANAGEMENT FEES.    For the services of FMR under the
management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
   The following is the fee schedule for the funds.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

Average Group    Annualized  Group Net       Effective Annual
Assets           Rate        Assets          Fee Rate

 0 - $3 billion  .3700%       $ 0.5 billion  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100



The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $549 billion of group net assets - the approximate level for December 1997 - was 0.1372%, which is the weighted average of the respective fee rates for each level of group net assets up to $549 billion.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 33.
       SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST.    The
Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one or more funds and its or their assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS - BOTH TRUSTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 34.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees.
   A trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of the Massachusetts trust may, however, reorganize or terminate the trust or any fund without prior shareholder approval. The Trustees of the Delaware trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely. Each fund of Fidelity Municipal Trust may invest all of its assets in another investment company.
SUPPLEMENT TO
FIDELITY'S OHIO
MUNICIPAL FUNDS
FEBRUARY 26, 1998
PROSPECTUS
The following information replaces similar information found in the "Who May Want to Invest" section on page 4.
These funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and Ohio income taxes. Each fund's level of risk and potential reward depend on the quality and maturity of its investments. The money market fund is managed to keep its share price stable at $1.00. The bond fund, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk.
The following information supplements the information found in the "Who May Want to Invest" section on page 4.
Spartan Ohio Municipal Income Fund is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in the "Charter" section on page 13.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Fidelity Ohio Municipal Money Market Fund is a diversified fund of Fidelity Municipal Trust II and Spartan Ohio Municipal Income Fund is a non-diversified fund of Fidelity Municipal Trust. Both trusts are open-end management investment companies. Fidelity Municipal Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity Municipal Trust was organized as a Massachusetts business trust on June 22, 1984. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
The following information    replaces similar information found under
the heading "Investment Principles and Risks" on page 14.
FIDELITY'S APPROACH TO MONEY MARKET FUNDS. Money market funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The money market fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity
restriction on securities it buys.    While the fund will be charged
premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
The following information replaces similar information found in the "Securities and Investment Practices" section beginning on page 19. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, Fidelity Ohio Municipal Money Market Fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other money market funds. Spartan Ohio Municipal Income is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies. Each fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

SUPPLEMENT TO THE
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY MUNICIPAL TRUST II
SPARTAN(registered trademark) OHIO MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
FEBRUARY 26, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2. INVESTMENT LIMITATIONS OF FIDELITY OHIO MUNICIPAL MONEY MARKET FUND (MONEY MARKET FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government body is guaranteeing the security.
For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 9.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN OHIO MUNICIPAL INCOME FUND" ON PAGE 3.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE NON-FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN OHIO MUNICIPAL INCOME FUND" BEGINNING ON PAGE 3.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.
       MONEY MARKET INSURANCE.    The money market fund participates
in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE FIRST PARAGRAPH OF THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 27.
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION UNDER THE HEADING "MANAGEMENT FEES" BEGINNING ON PAGE 28.
       MANAGEMENT FEES.    For the services of FMR under the
management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
   The following is the fee schedule for the funds.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

Average Group    Annualized  Group Net       Effective Annual
Assets           Rate        Assets          Fee Rate

 0 - $3 billion  .3700%       $ 0.5 billion  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100



The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $549 billion of group net assets - the approximate level for December 1997 - was 0.1372%, which is the weighted average of the respective fee rates for each level of group net assets up to $549 billion.
   THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 34.
       SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST.    The
Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one or more funds and its or their assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS - BOTH TRUSTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 34.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees.
   A trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of the Massachusetts trust may, however, reorganize or terminate the trust or any fund without prior shareholder approval. The Trustees of the Delaware trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely. Each fund of Fidelity Municipal Trust may invest all of its assets in another investment company.

SUPPLEMENT TO THE SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL
FUNDS
FEBRUARY 26, 1998
PROSPECTUS
   The following information supplements similar information found in the "Investment Principles and Risks" section on page 14.
       FIDELITY'S APPROACH TO MONEY MARKET FUNDS.    Money market
funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The money market fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
The following information replaces the similar information found in the "FMR and Its Affiliates" section on page 13.
Christine Thompson is Vice President and manager of Spartan Pennsylvania Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the first and fourth paragraphs, respectively, found in the "Who May Want to Invest" section on page 4. These funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal income tax and Pennsylvania personal income tax. Each fund's level of risk and potential reward depend on the quality and maturity of its investments. The money market fund is managed to keep its share price stable at $1.00. The bond fund, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk.
Spartan Pennsylvania Municipal Income is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in the "Charter" section on page 13.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Spartan Pennsylvania Municipal Money Market is a diversified fund of Fidelity Municipal Trust II, and Spartan Pennsylvania Municipal Income is a non-diversified fund of Fidelity Municipal Trust II. Both trusts are open-end management investment companies. Fidelity Municipal Trust was organized as a Delaware business trust on June 20, 1991. Fidelity Municipal Trust II was organized as a Massachusetts business trust on June 20, 1991. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund. The following information replaces similar information found in the "Securities and Investment Practices" section on page 20. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets Spartan Pennsylvania Municipal Money Market may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other money market funds. Spartan Pennsylvania Municipal Income is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies. Each fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
   The following information replaces the second paragraph under the heading "Breakdown of Expenses" in the "Charter" section on page
21.
BREAKDOWN OF EXPENSES
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services for the money market fund.
   Spartan Pennsylvania Municipal Income also pays     OTHER
EXPENSES,    which are explained on page 22.
   The following information replaces the "Management Fee" heading and fourth paragraph in the "Breakdown of Expenses" section on page
21.
   MANAGEMENT FEE AND OTHER EXPENSES
Each fund's management fee is calculated and paid to FMR every month.
   FMR pays all of the other expenses of Spartan Pennsylvania Municipal Money Market with limited exceptions. The annual management fee rate for Spartan Pennsylvania Municipal Money Market is 0.50% of its average net assets.
   On December 16, 1998 shareholders of Spartan Pennsylvania Municipal Income Fund approved a proposal to revise the fund's current all-inclusive management fee structure to a group fee structure that is standard for other comparable Fidelity municipal bond funds. The management fee for Spartan Pennsylvania Municipal Income is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets and dividing by twelve.
   The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
   For December 31, 1997, the group fee rate was 0.1372%. The individual fund fee rate is 0.25% for Spartan Pennsylvania Municipal Income.
   The total management fee for the fiscal year ended December 31, 1997, was 0.55% for Spartan Pennsylvania Municipal Income.


SUPPLEMENT TO THE
SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL MONEY MARKET FUND A FUND OF FIDELITY MUNICIPAL TRUST II
AND
SPARTAN(registered trademark) PENNSYLVANIA MUNICIPAL INCOME FUND
A FUND OF FIDELITY MUNICIPAL TRUST
FEBRUARY 26, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2. INVESTMENT LIMITATIONS OF SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET FUND
(MONEY MARKET FUND)
THE FOLLOWING ARE THE MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) sell securities short (except by selling futures contracts), unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold;
(4) purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make initial and variation margin payments in connection with the purchase or sale of futures contracts or of options on futures contracts;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 8.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND" ON PAGE 3.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE NON-FUNDAMENTAL INVESTMENT LIMITATIONS IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND" BEGINNING ON PAGE 3.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.
       MONEY MARKET INSURANCE.    The money market fund participates
in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 28.
   MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
       MANAGEMENT SERVICES.    Under the terms of its management
contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
       MANAGEMENT-RELATED EXPENSES (SPARTAN PENNSYLVANIA MUNICIPAL
INCOME).    In addition to the management fee payable to FMR and the
fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
       MANAGEMENT-RELATED EXPENSES (SPARTAN PENNSYLVANIA MUNICIPAL
MONEY MARKET).    Under the terms of its management contract with the
fund, FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.
FMR pays all other expenses of Spartan Pennsylvania Municipal Money Market with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
       MANAGEMENT FEES. For the services of FMR under the management contract, Spartan Pennsylvania Municipal Money Market pays FMR a monthly management fee at the annual rate of 0.50% of its average net assets throughout the month.
   The management fee paid to FMR by Spartan Pennsylvania Municipal Money Market is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
   For the services of FMR under the management contract, Spartan Pennsylvania Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
   The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

Average Group    Annualized  Group Net       Effective Annual
Assets           Rate        Assets          Fee Rate

 0 - $3 billion  .3700%       $ 0.5 billion  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100



   The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $549 billion of group net assets - the approximate level for December 1997 - was 0.1372%, which is the weighted average of the respective fee rates for each level of group net assets up to $549 billion.
   The individual fund fee rate for Spartan Pennsylvania Municipal Income is 0.25%.
   THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH FOUND UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 31.
       SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST.    The
Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust or to one or more funds and its or their assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "VOTING RIGHTS - BOTH TRUSTS" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 32.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees.
   A trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of the Massachusetts trust may, however, reorganize or terminate the trust or any fund without prior shareholder approval. The Trustees of the Delaware trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely. Each fund of Fidelity Municipal Trust may invest all of its assets in another investment company.